Asset Retirement Obligation	12 Months Ended
Sep. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation (Expressed in Canadian $000’s except per share amounts)

6.	Asset Retirement Obligation

As at September 30, 2012, the Company has estimated the net present value of its total Asset Retirement Obligation ("ARO") to be $308 (September 30, 2011 - $385) based upon a total future undiscounted liability of $736 (September 30, 2011 - $1,080), where the liability settlement period has been estimated to occur over 1 to 25 years. During the three months ended March 31, 2012, the Company began incurring reclamation costs in the Windsor Basin in Nova Scotia. The Company calculated the net present value of ARO using a discount rate of 8% and an inflation rate of 2% to 3%.

	September 30, 2012 $	September 30, 2011 $
Balance, beginning of period	385	206
Liabilities incurred	-	179
Accretion expense	135	16
Liabilities settled	(130)	-
Revision to ARO inputs	(82)	(16)
Balance, end of period	308	385